LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Narrative) (Details) (USD $)		1 Months Ended
	Jul. 31, 2014	Aug. 19, 2004 Fishkill, New York Property [Member]	Aug. 19, 2004 Permanent Subordinate Mortgage [Member] Fishkill, New York Property [Member]	Aug. 19, 2004 Multiple Successively Subordinate Loans [Member] Fishkill, New York Property [Member]
Closed bank liabilities		$ 12,000,000
Secured debt			1,870,000	8,295,274
Debt maturing in 2015	240,000
Debt maturing in 2016	240,000
Debt maturing in 2017	240,000
Debt maturing in 2018	240,000
Debt maturing in 2019	240,000
Thereafter	4,221,335
Collateralized Debt	$ 25,447,800